Schedule of Investments (unaudited)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	$75	$74,063
3.75%, 02/15/28 (Call 02/15/23)	100	101,500
4.00%, 02/15/30 (Call 02/15/25)	75	76,264
4.88%, 01/15/29 (Call 01/15/24)	50	52,875
		304,702
Aerospace & Defense — 1.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	75	81,275
4.95%, 08/15/25 (Call 05/15/25)	50	55,300
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	190	209,179
5.90%, 02/01/27	95	112,480
5.95%, 02/01/37	125	158,527
6.88%, 05/01/25 (Call 04/01/25)	175	203,649
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	75	77,344
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	100	100,750
5.75%, 10/15/27 (Call 07/15/27)(a)	200	218,250
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	25	26,500
5.50%, 01/15/25 (Call 10/15/22)(a)	100	105,000
		1,348,254
Agriculture — 0.1%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	35	36,400
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	135	137,025
		173,425
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26(a)	35	35,084
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	540	564,975
5.75%, 04/20/29(a)	455	490,800
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	150	152,029
3.75%, 10/28/29 (Call 07/28/29)(b)	105	104,141
3.80%, 04/19/23 (Call 03/19/23)(b)	75	77,390
4.38%, 04/19/28 (Call 01/19/28)(b)	60	62,889
7.38%, 01/15/26 (Call 12/15/25)	190	223,670
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	88	99,005
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	315	324,097
4.63%, 04/15/29 (Call 10/15/25)(a)	315	324,056
		2,458,136
Apparel — 0.7%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	150	158,625
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	125	134,763
5.38%, 05/15/25 (Call 05/15/22)(a)	135	141,763
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)	80	82,110
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	30	31,875
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	100	103,625
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	60	63,157
5.63%, 03/15/27 (Call 03/15/22)(a)	100	104,625
Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(a)	$25	$25,678
6.38%, 05/15/25 (Call 05/15/22)(a)	75	80,063
		926,284
Auto Manufacturers — 2.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	135	134,494
4.75%, 10/01/27 (Call 10/01/22)(a)	100	104,250
5.88%, 06/01/29 (Call 06/01/24)(a)	75	81,918
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	110	118,726
4.75%, 01/15/43	100	109,779
5.29%, 12/08/46 (Call 06/08/46)	50	57,219
7.45%, 07/16/31	110	145,597
8.50%, 04/21/23	185	205,392
9.00%, 04/22/25 (Call 03/22/25)	200	246,190
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	75	75,090
2.98%, 08/03/22 (Call 07/03/22)	100	101,250
3.35%, 11/01/22	200	204,544
3.38%, 11/13/25 (Call 10/13/25)	100	104,399
3.66%, 09/08/24	200	209,000
4.00%, 11/13/30 (Call 08/13/30)	200	211,500
4.13%, 08/17/27 (Call 06/17/27)	200	214,000
4.25%, 09/20/22	100	102,734
4.38%, 08/06/23	200	209,591
5.11%, 05/03/29 (Call 02/03/29)	200	226,448
5.13%, 06/16/25 (Call 05/16/25)	100	110,125
		2,972,246
Auto Parts & Equipment — 0.9%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 04/15/22)(a)	50	51,563
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	65	67,541
5.38%, 11/15/27 (Call 11/15/22)	80	84,600
5.63%, 06/15/28 (Call 06/15/23)	50	53,800
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/21), (5.50% PIK)(a)(c)	100	102,745
6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(a)(c)	200	208,373
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)	40	40,948
6.25%, 06/01/25 (Call 06/01/22)(a)	60	63,900
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(a)	105	107,887
7.88%, 01/15/29 (Call 01/15/24)(a)	90	101,700
ZF North America Capital Inc., 4.75%, 04/29/25(a)	175	189,910
		1,072,967
Banks — 3.2%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(d)	50	52,500
4.75%, 02/16/24 (Call 11/16/23)	50	53,875
5.00%, 08/15/22	125	130,325
5.00%, 08/01/23	125	134,962
5.25%, 03/07/25 (Call 12/07/24)	50	56,375
6.13%, 03/09/28	100	123,216
Commerzbank AG, 8.13%, 09/19/23(a)	200	227,023

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(d)	$280	$289,904
4.50%, 04/01/25	225	242,621
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(d)	200	205,858
4.88%, 12/01/32 (Call 12/01/27)(d)	100	108,501
5.88%, 07/08/31 (Call 04/08/30)(d)	100	118,163
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	150	216,067
Goldman Sachs Capital I, 6.35%, 02/15/34	180	255,834
Intesa Sanpaolo SpA
4.95%, 06/01/42(a)	200	207,966
5.02%, 06/26/24(a)	345	374,325
5.71%, 01/15/26(a)(b)	210	237,080
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	50	53,875
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(d)(e)	125	171,875
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	70	75,849
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(d)	200	220,908
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	175	194,793
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	200	242,904
		3,994,799
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	75	74,531
HCRX Investments Holdco LP, 4.50%, 08/01/29(a)	20	20,400
		94,931
Building Materials — 1.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	60	63,525
Builders FirstSource Inc.
4.25%, 02/01/32(a)	150	153,375
5.00%, 03/01/30 (Call 03/01/25)(a)	75	79,781
6.75%, 06/01/27 (Call 06/01/22)(a)	147	157,290
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	50	53,125
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	50	50,375
Masonite International Corp.
3.50%, 02/15/30(a)	50	50,384
5.38%, 02/01/28 (Call 02/01/23)(a)	110	117,013
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	175	169,689
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	165	169,950
4.75%, 01/15/28 (Call 01/15/23)(a)	175	182,159
5.00%, 02/15/27 (Call 02/15/22)(a)	125	128,906
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)	100	106,125
6.50%, 03/15/27 (Call 03/15/22)(a)	50	52,448
		1,534,145
Chemicals — 2.6%
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	50	64,000
CF Industries Inc.
3.45%, 06/01/23	125	129,375
4.95%, 06/01/43	115	141,652
5.15%, 03/15/34	95	117,800
5.38%, 03/15/44	125	160,750
Element Solutions Inc., 3.88%, 09/01/28(a)	125	127,535
GCP Applied Technologies Inc., 5.50%, 04/15/26
(Call 04/15/22)(a)	50	51,200
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	50	51,656
4.25%, 10/15/28 (Call 10/15/23)	50	51,125
Security	Par (000)	Value

Chemicals (continued)
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26
(Call 01/15/23)(a)	$200	$200,750
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	115	115,000
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	105	113,660
5.25%, 12/15/29 (Call 09/15/29)(b)	100	110,550
5.65%, 12/01/44 (Call 06/01/44)	50	53,250
Minerals Technologies Inc., 5.00%, 07/01/28(a)	50	52,250
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	101	102,173
4.88%, 06/01/24 (Call 03/03/24)(a)	160	169,170
5.00%, 05/01/25 (Call 01/31/25)(a)	80	85,520
5.25%, 06/01/27 (Call 03/03/27)(a)	160	172,400
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	181	185,860
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	50	53,563
5.13%, 09/15/27 (Call 03/15/22)	100	104,125
5.63%, 08/01/29 (Call 08/01/24)	135	148,331
9.50%, 06/01/25 (Call 03/01/25)(a)	100	124,875
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(a)	200	204,766
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	80	79,600
4.25%, 02/15/30 (Call 02/15/25)(a)	100	103,875
WR Grace & Co-Conn
4.88%, 06/15/27 (Call 06/12/23)(a)	135	142,594
5.63%, 10/01/24(a)	50	55,562
		3,272,967
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/22)(a)	50	50,500
SunCoke Energy Inc., 4.88%, 06/30/29(a)	75	75,563
		126,063
Commercial Services — 3.2%
ADT Security Corp. (The)
3.50%, 07/15/22	106	108,696
4.13%, 06/15/23	100	105,606
4.13%, 08/01/29(a)	119	119,708
4.88%, 07/15/32(a)	100	103,750
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	50	51,250
4.63%, 10/01/27 (Call 10/01/22)(a)	75	78,094
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	110	114,799
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	22	21,030
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	100	103,836
5.50%, 07/15/25 (Call 06/18/22)(a)	50	52,563
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	75	79,496
Garda World Security Corp., 4.63%, 02/15/27
(Call 02/15/23)(a)	85	85,316
Gartner Inc.
3.63%, 06/15/29(a)	90	92,137
3.75%, 10/01/30 (Call 10/01/25)(a)	100	102,750
4.50%, 07/01/28 (Call 07/01/23)(a)	135	142,762
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/22)(a)(b)	75	78,047
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	70	72,275
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	175	170,222
5.25%, 04/15/24(a)	150	160,312

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.75%, 04/15/26(a)	$200	$219,000
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	150	149,610
4.00%, 05/15/31 (Call 05/15/26)	135	139,367
4.63%, 12/15/27 (Call 12/15/22)	75	78,938
5.13%, 06/01/29 (Call 06/01/24)(b)	100	108,000
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	155	158,487
3.50%, 06/01/31 (Call 03/01/31)(a)	155	161,059
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	90	90,112
United Rentals North America Inc.
3.75%, 01/15/32	35	35,000
3.88%, 02/15/31 (Call 08/15/25)	170	174,869
4.00%, 07/15/30 (Call 07/15/25)	125	129,844
4.88%, 01/15/28 (Call 01/15/23)	245	258,720
5.25%, 01/15/30 (Call 01/15/25)	110	120,364
5.50%, 05/15/27 (Call 05/15/22)	160	168,200
5.88%, 09/15/26 (Call 09/15/21)	150	154,947
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	90	91,235
		4,080,401
Computers — 1.5%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	100	102,000
4.00%, 07/01/29(a)	70	71,889
Crowdstrike Holdings Inc., 3.00%, 02/15/29	125	126,719
Dell Inc.
5.40%, 09/10/40	40	47,480
6.50%, 04/15/38	65	85,637
Dell International LLC/EMC Corp., 7.13%, 06/15/24
(Call 06/15/22)(a)	150	153,463
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	165	170,668
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	85	83,300
3.38%, 07/15/31 (Call 01/15/26)(a)	70	68,939
4.09%, 06/01/29 (Call 03/01/29)(a)	75	78,656
4.13%, 01/15/31 (Call 10/15/30)(a)	75	78,469
4.75%, 06/01/23(b)	75	79,781
4.75%, 01/01/25	50	55,125
4.88%, 03/01/24 (Call 01/01/24)	75	81,350
4.88%, 06/01/27 (Call 03/01/27)	75	83,625
5.75%, 12/01/34 (Call 06/01/34)	75	88,659
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	350	388,500
		1,844,260
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 6.50%, 03/15/23	85	90,419
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	85	85,531
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	120	127,064
		303,014
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	125	128,125
Avient Corp.
5.25%, 03/15/23	50	53,125
5.75%, 05/15/25 (Call 05/15/22)(a)	150	157,500
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	50	54,313
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	50	52,500
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	100	104,654
		550,217
Security	Par (000)	Value

Diversified Financial Services — 3.5%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(d)	$100	$105,000
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	175	200,101
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	75	77,531
6.63%, 03/15/26 (Call 03/15/22)	70	73,850
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	125	135,540
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(a)	45	46,406
5.38%, 12/01/24 (Call 12/01/21)(a)	100	103,774
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26
(Call 06/01/22)(a)	100	107,820
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	125	126,875
4.38%, 05/15/31 (Call 05/15/26)(a)	60	61,425
4.63%, 11/15/27 (Call 11/15/22)(a)	75	77,344
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	200	207,898
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	105	105,919
5.00%, 03/15/27 (Call 09/15/26)	125	130,000
5.50%, 01/25/23	125	131,094
5.63%, 08/01/33	75	72,844
5.88%, 10/25/24	75	81,881
6.13%, 03/25/24	127	137,795
6.75%, 06/25/25	75	83,527
6.75%, 06/15/26	75	84,094
7.25%, 09/25/23	100	110,113
OneMain Finance Corp.
3.50%, 01/15/27	90	91,575
4.00%, 09/15/30 (Call 09/15/25)	145	144,275
5.38%, 11/15/29 (Call 05/15/29)	125	137,307
5.63%, 03/15/23	125	132,187
6.13%, 03/15/24 (Call 09/15/23)	200	215,250
6.63%, 01/15/28 (Call 07/15/27)	125	144,375
6.88%, 03/15/25	190	215,521
7.13%, 03/15/26	243	286,132
8.88%, 06/01/25 (Call 06/01/22)	100	109,998
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	45	48,488
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	155	163,137
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)	125	125,313
3.88%, 03/01/31 (Call 03/01/26)(a)	185	188,664
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	90	97,200
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	60	65,170
		4,425,423
Electric — 4.8%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	150	144,336
4.50%, 02/15/28 (Call 02/15/23)(a)	175	180,250
5.25%, 06/01/26 (Call 06/01/22)(a)	140	144,040
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	155	155,000
4.75%, 03/15/28 (Call 03/15/23)(a)	135	143,100
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	50	53,610
4.35%, 04/15/29 (Call 01/15/29)	55	60,289
Electricite de France SA
5.25%, (Call 01/29/23)(a)(d)(e)	320	335,840
5.63%, (Call 01/22/24)(a)(d)(e)	250	268,625
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(d)	125	146,405

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	$150	$152,625
2.65%, 03/01/30 (Call 12/01/29)	100	101,880
Series A, 1.60%, 01/15/26 (Call 12/15/25)	75	74,604
Series B, 2.25%, 09/01/30 (Call 06/01/30)	75	73,973
Series B, 4.65%, 07/15/27 (Call 04/15/27)	225	250,711
Series B, 4.75%, 03/15/23 (Call 12/15/22)	125	131,563
Series C, 3.40%, 03/01/50 (Call 09/01/49)	135	135,549
Series C, 5.60%, 07/15/47 (Call 01/15/47)	150	188,586
Series C, 7.38%, 11/15/31	225	314,410
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	75	79,168
4.55%, 04/01/49 (Call 10/01/48)(a)	75	90,541
5.45%, 07/15/44 (Call 01/15/44)(a)	50	65,191
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	60	61,200
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	75	78,938
4.25%, 07/15/24 (Call 04/15/24)(a)	100	105,145
4.50%, 09/15/27 (Call 06/15/27)(a)	100	107,750
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	90	89,550
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	160	161,200
5.25%, 06/15/29 (Call 06/15/24)(a)	125	134,063
5.75%, 01/15/28 (Call 01/15/23)	100	106,250
6.63%, 01/15/27 (Call 07/15/22)	185	191,512
7.25%, 05/15/26 (Call 05/15/22)	100	104,020
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	125	129,026
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	150	146,062
5.25%, 07/01/30 (Call 06/15/25)	160	156,200
Talen Energy Supply LLC
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	75	66,563
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	120	109,459
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	60	54,739
Terraform Global Operating LLC, 6.13%, 03/01/26
(Call 03/01/22)(a)	50	51,375
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	75	77,214
6.50%, 03/15/40	50	57,500
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	190	194,750
5.00%, 07/31/27 (Call 07/31/22)(a)	205	211,662
5.50%, 09/01/26 (Call 09/01/21)(a)	125	128,750
5.63%, 02/15/27 (Call 02/15/22)(a)	190	197,125
		6,010,349
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	51	53,295
5.00%, 04/30/23 (Call 01/30/23)(a)	50	52,188
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	250	268,747
7.25%, 06/15/28 (Call 06/15/23)(a)	200	222,600
		596,830
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	70	71,575
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	300	309,657
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	75	85,690
Security	Par (000)	Value

Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	$150	$153,937
4.88%, 10/15/23(a)	75	80,250
5.00%, 10/01/25(a)	110	122,788
5.63%, 11/01/24(a)	75	83,525
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	125	125,937
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	75	80,250
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	70	70,438
		1,184,047
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	100	102,625
4.75%, 01/15/30 (Call 01/15/25)(a)	100	105,250
5.00%, 01/31/28 (Call 07/31/27)(a)	105	113,400
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	99	114,589
		435,864
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	150	166,875
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	70	71,575
Cellnex Finance Co SA, 3.88%, 07/07/41(a)	100	101,672
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	75	75,937
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	75	78,375
4.25%, 09/15/28 (Call 06/15/28)	95	98,028
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	100	105,452
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	65	65,020
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	75	77,563
		840,497
Entertainment — 0.8%
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	75	80,055
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	100	104,152
6.25%, 01/15/27 (Call 07/15/26)(a)	200	226,900
6.50%, 02/15/25 (Call 08/15/24)(a)	275	306,844
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	100	106,215
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	125	121,074
3.88%, 07/15/30 (Call 07/15/25)(a)	75	77,062
		1,022,302
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)	110	115,362
5.13%, 07/15/29 (Call 07/15/24)(a)	50	54,375
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	105	105,333
3.75%, 08/01/25 (Call 08/01/22)(a)	100	102,625
4.25%, 06/01/25 (Call 06/01/22)(a)	75	77,906
5.13%, 12/15/26 (Call 12/15/22)(a)	100	105,173
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	80	81,100
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	75	85,875
		727,749
Food — 3.7%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	125	128,019
3.50%, 03/15/29 (Call 09/15/23)(a)	200	202,000
4.63%, 01/15/27 (Call 01/15/22)(a)	200	211,600

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.88%, 02/15/30 (Call 02/15/25)(a)	$150	$162,375
5.88%, 02/15/28 (Call 08/15/22)(a)	125	133,750
Ingles Markets Inc., 4.00%, 06/15/31(a)	60	60,344
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28
(Call 02/15/23)(a)	125	136,876
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(a)	75	77,063
5.50%, 01/15/30 (Call 01/15/25)(a)	200	223,250
6.50%, 04/15/29 (Call 04/15/24)(a)	225	252,002
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	210	223,543
3.75%, 04/01/30 (Call 01/01/30)	100	110,666
3.88%, 05/15/27 (Call 02/15/27)	125	138,440
4.25%, 03/01/31 (Call 12/01/30)	145	167,326
4.38%, 06/01/46 (Call 12/01/45)	300	345,675
4.63%, 01/30/29 (Call 10/30/28)	100	115,889
4.63%, 10/01/39 (Call 04/01/39)	75	88,972
4.88%, 10/01/49 (Call 04/01/49)	150	187,087
5.00%, 06/04/42	180	225,563
5.20%, 07/15/45 (Call 01/15/45)	200	253,310
5.50%, 06/01/50 (Call 12/01/49)	100	133,937
6.50%, 02/09/40(b)	85	121,402
6.75%, 03/15/32(b)	75	102,782
6.88%, 01/26/39	80	117,457
7.13%, 08/01/39(a)	75	111,791
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	150	153,924
4.88%, 11/01/26 (Call 11/01/21)(a)	135	139,293
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	91	100,783
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	135	143,541
5.88%, 09/30/27 (Call 09/30/22)(a)	125	133,752
		4,702,412
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)(b)	75	75,840

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	145	159,949
5.63%, 05/20/24 (Call 03/20/24)	50	54,563
5.75%, 05/20/27 (Call 02/20/27)	70	78,925
5.88%, 08/20/26 (Call 05/20/26)	100	112,000
		405,437
Health Care - Products — 0.6%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	240	252,600
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	75	78,239
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	145	146,453
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	50	52,750
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	100	104,250
4.63%, 11/15/27 (Call 11/15/22)	75	79,103
		713,395
Health Care - Services — 4.7%
Centene Corp.
2.45%, 07/15/28	245	248,369
2.50%, 03/01/31 (Call 12/01/30)	325	325,406
2.63%, 08/01/31	70	70,525
3.00%, 10/15/30 (Call 07/15/30)	327	339,799
Security	Par (000)	Value

Health Care - Services (continued)
3.38%, 02/15/30 (Call 02/15/25)	$300	$312,984
4.25%, 12/15/27 (Call 12/15/22)	375	395,625
4.63%, 12/15/29 (Call 12/15/24)	545	597,293
5.38%, 06/01/26 (Call 06/01/22)(a)	225	234,382
5.38%, 08/15/26 (Call 08/15/21)(a)	125	130,162
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	75	76,969
4.00%, 03/15/31 (Call 03/15/26)(a)	85	89,429
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	75	78,281
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	460	499,537
5.38%, 02/01/25	400	453,360
5.38%, 09/01/26 (Call 03/01/26)	121	140,662
5.63%, 09/01/28 (Call 03/01/28)	250	300,625
5.88%, 05/01/23	175	189,437
5.88%, 02/15/26 (Call 08/15/25)	305	354,562
5.88%, 02/01/29 (Call 08/01/28)	150	183,375
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	200	205,500
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	200	208,500
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	75	83,393
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	90	95,288
4.38%, 06/15/28 (Call 06/15/23)(a)	135	141,244
5.38%, 11/15/22 (Call 08/15/22)	125	130,250
		5,884,957
Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	170	172,125
4.75%, 09/15/24 (Call 06/15/24)	140	145,911
5.25%, 05/15/27 (Call 11/15/26)	175	183,969
6.25%, 05/15/26 (Call 05/15/22)	185	194,398
6.75%, 02/01/24 (Call 02/01/22)	50	51,062
		747,465
Home Builders — 1.3%
KB Home
4.00%, 06/15/31	60	62,400
4.80%, 11/15/29 (Call 05/15/29)	60	65,400
6.88%, 06/15/27 (Call 12/15/26)	35	41,869
7.63%, 05/15/23 (Call 11/15/22)	100	107,500
LGI Homes Inc., 4.00%, 07/15/29(a)	35	35,503
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)	75	78,600
5.63%, 08/01/25 (Call 08/01/21)	25	25,688
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	95	98,448
5.25%, 12/15/27 (Call 12/15/22)(a)	75	77,988
Meritage Homes Corp.
3.88%, 04/15/29(a)	115	121,150
5.13%, 06/06/27 (Call 12/06/26)	25	28,100
6.00%, 06/01/25 (Call 03/01/25)	50	56,646
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	75	81,562
5.75%, 01/15/28 (Call 10/15/27)(a)	75	84,469
5.88%, 06/15/27 (Call 03/15/27)(a)	75	84,637
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	50	54,063
5.88%, 04/15/23 (Call 01/15/23)(a)	25	26,503

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	$85	$91,800
4.35%, 02/15/28 (Call 11/15/27)	50	55,375
4.38%, 04/15/23 (Call 01/15/23)	50	52,238
4.88%, 11/15/25 (Call 08/15/25)	25	27,906
4.88%, 03/15/27 (Call 12/15/26)	75	85,306
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	75	83,107
TRI Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	35	37,975
5.70%, 06/15/28 (Call 12/15/27)	50	55,378
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(a)	50	53,750
		1,673,361
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29
(Call 04/15/24)(a)	115	117,875
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	85	84,894
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	75	77,344
4.13%, 04/30/31 (Call 04/30/26)(a)	70	71,400
5.13%, 02/01/28 (Call 01/01/23)(b)	50	53,026
		286,664
Housewares — 0.6%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	165	172,425
4.70%, 04/01/26 (Call 01/01/26)	305	339,694
4.88%, 06/01/25 (Call 05/01/25)	50	55,375
5.88%, 04/01/36 (Call 10/01/35)	75	95,250
6.00%, 04/01/46 (Call 10/01/45)	100	129,800
		792,544
Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	60	69,838
Enstar Finance LLC, 5.75%, 09/01/40(d)	50	53,327
Liberty Mutual Group Inc.
4.30%, 02/01/61 (Call 02/03/26)(a)	150	139,677
7.80%, 03/07/87(a)	25	33,494
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	100	106,307
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	50	57,000
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	75	80,166
4.88%, 03/15/27 (Call 09/15/26)	85	92,460
6.63%, 03/15/25 (Call 09/15/24)	75	84,000
		716,269
Internet — 2.0%
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	75	74,906
Cogent Communications Group Inc., 3.50%, 05/01/26
(Call 02/01/26)(a)	75	77,250
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	125	125,156
5.25%, 12/01/27 (Call 06/01/22)(a)	110	115,382
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	85	88,931
4.63%, 06/01/28 (Call 06/01/23)(a)	75	78,656
5.00%, 12/15/27 (Call 12/15/22)(a)	75	78,793
5.63%, 02/15/29(a)(b)	60	65,625
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	125	134,213
Security	Par (000)	Value

Internet (continued)
4.38%, 11/15/26	$125	$141,805
4.88%, 04/15/28	245	286,305
4.88%, 06/15/30 (Call 03/15/30)(a)	150	180,716
5.38%, 11/15/29(a)	125	154,219
5.88%, 02/15/25	114	131,262
5.88%, 11/15/28	285	354,112
6.38%, 05/15/29	129	165,826
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/22)(a)	150	152,070
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	120	128,352
		2,533,579
Iron & Steel — 0.9%
ArcelorMittal SA
4.25%, 07/16/29(b)	92	103,917
4.55%, 03/11/26	155	174,649
7.00%, 03/01/41	75	107,630
7.25%, 10/15/39	85	124,171
Carpenter Technology Corp., 6.38%, 07/15/28	95	104,461
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (Call 03/04/23)(a)	125	134,844
9.88%, 10/17/25 (Call 10/17/22)(a)	100	116,875
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	35	35,262
4.88%, 05/15/23 (Call 02/15/23)(b)	90	94,500
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	70	76,593
		1,072,902
Leisure Time — 1.1%
Carnival Corp.
4.00%, 08/01/28(a)	360	358,517
11.50%, 04/01/23 (Call 01/01/23)(a)	362	408,155
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (Call 03/01/23)(a)	165	187,275
11.50%, 06/01/25 (Call 06/01/22)(a)	365	417,925
		1,371,872
Lodging — 1.3%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	230	229,425
3.75%, 05/01/29 (Call 05/01/24)(a)	135	136,452
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	160	163,764
4.88%, 01/15/30 (Call 01/15/25)	125	134,074
5.38%, 05/01/25 (Call 05/01/22)(a)	100	104,511
5.75%, 05/01/28 (Call 05/01/23)(a)	100	107,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	40	41,401
Marriott Ownership Resorts Inc., 6.13%, 09/15/25
(Call 05/15/22)(a)	75	79,312
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	50	50,746
4.63%, 03/01/30 (Call 12/01/29)(a)	50	51,637
5.65%, 04/01/24 (Call 02/01/24)	50	53,467
6.00%, 04/01/27 (Call 01/01/27)	60	64,950
6.60%, 10/01/25 (Call 07/01/25)	75	84,000
6.63%, 07/31/26 (Call 04/30/26)(a)	95	106,044
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/23)(a)	75	77,527
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	100	102,500
		1,587,310

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.3%
BWX Technologies Inc.
4.13%, 06/30/28(a)	$50	$51,250
4.13%, 04/15/29(a)	70	71,761
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	31	32,705
GrafTech Finance Inc., 4.63%, 12/15/28(a)	75	76,969
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(a)	80	82,700
Weir Group PLC (The), 2.20%, 05/13/26(a)	100	101,095
		416,480
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	50	51,500
5.63%, 07/01/27 (Call 07/01/22)(a)	75	78,750
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	75	78,750
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	65	66,137
5.00%, 09/15/26 (Call 07/15/26)	50	55,600
5.75%, 06/15/25 (Call 06/15/22)	50	53,313
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	67	71,187
		455,237
Media — 6.6%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	160	160,000
4.75%, 08/01/25 (Call 08/01/21)(b)	125	128,122
5.00%, 04/01/24 (Call 04/01/22)	55	55,825
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	300	309,531
4.50%, 08/15/30 (Call 02/15/25)(a)	250	262,500
4.50%, 05/01/32 (Call 05/01/26)	285	298,181
4.50%, 06/01/33 (Call 06/01/27)(a)	190	197,790
4.75%, 03/01/30 (Call 09/01/24)(a)	300	317,986
5.00%, 02/01/28 (Call 08/01/22)(a)	250	262,125
5.13%, 05/01/27 (Call 05/01/22)(a)	325	340,031
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	150	163,260
5.50%, 05/01/26 (Call 05/01/22)(a)	110	113,709
5.75%, 02/15/26 (Call 02/15/22)(a)	100	103,400
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	50	47,500
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	200	200,500
4.50%, 11/15/31 (Call 11/15/26)(a)	250	251,875
5.38%, 02/01/28 (Call 02/01/23)(a)	200	211,266
5.50%, 04/15/27 (Call 04/15/22)(a)	200	209,240
6.50%, 02/01/29 (Call 02/01/24)(a)	325	358,449
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27(a)	50	51,695
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29
(Call 07/15/24)(a)	200	204,500
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(a)	50	53,875
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	150	152,695
Quebecor Media Inc., 5.75%, 01/15/23	125	134,011
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	75	75,029
Sinclair Television Group Inc., 4.13%, 12/01/30
(Call 12/01/25)(a)	115	111,583
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)(b)	150	150,000
4.00%, 07/15/28(a)	270	278,552
4.13%, 07/01/30 (Call 07/01/25)(a)	225	232,128
4.63%, 07/15/24 (Call 07/15/22)(a)	225	230,344
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	250	261,250
Security	Par (000)	Value

Media (continued)
5.38%, 07/15/26 (Call 07/15/22)(a)	$150	$154,878
5.50%, 07/01/29 (Call 07/01/24)(a)	190	208,079
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	150	154,500
4.75%, 03/15/26 (Call 03/15/23)(a)	100	106,125
5.00%, 09/15/29 (Call 09/15/24)	175	182,875
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28
(Call 12/01/22)(a)	200	210,600
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	200	204,000
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(d)	110	125,947
Videotron Ltd.
3.63%, 06/15/29(a)	44	45,100
5.13%, 04/15/27 (Call 04/15/22)(a)	100	104,250
5.38%, 06/15/24 (Call 03/15/24)(a)	75	82,681
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	200	201,456
5.50%, 05/15/29 (Call 05/15/24)(a)	200	213,651
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	200	206,300
5.50%, 01/15/27 (Call 01/15/22)(a)	201	208,387
		8,335,781
Metal Fabricate & Hardware — 0.0%
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	50	50,750
Mining — 2.5%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	100	105,125
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	200	216,000
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	100	105,750
6.13%, 02/15/28 (Call 02/15/23)(a)	160	170,400
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	225	244,687
4.50%, 09/15/27 (Call 06/15/27)(a)	75	81,844
5.13%, 05/15/24 (Call 02/15/24)(a)	100	108,000
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	125	129,550
4.13%, 03/01/28 (Call 03/01/23)	110	115,225
4.25%, 03/01/30 (Call 03/01/25)	85	91,694
4.38%, 08/01/28 (Call 08/01/23)	100	105,875
4.55%, 11/14/24 (Call 08/14/24)	125	135,925
4.63%, 08/01/30 (Call 08/01/25)(b)	125	137,344
5.00%, 09/01/27 (Call 09/01/22)	100	105,529
5.25%, 09/01/29 (Call 09/01/24)	100	110,356
5.40%, 11/14/34 (Call 05/14/34)	115	146,194
5.45%, 03/15/43 (Call 09/15/42)	275	353,496
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)	80	83,200
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	75	78,299
Novelis Corp.
3.25%, 11/15/26(a)	30	30,450
3.88%, 08/15/31(a)	25	25,281
4.75%, 01/30/30 (Call 01/30/25)(a)	250	266,202
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	200	209,818
		3,156,244
Office & Business Equipment — 0.8%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	125	125,416
4.25%, 04/01/28 (Call 10/01/22)	100	103,848
5.50%, 12/01/24 (Call 06/01/24)	129	142,061

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)	$65	$69,022
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	50	53,633
Xerox Corp.
3.80%, 05/15/24(b)	50	52,250
4.38%, 03/15/23 (Call 02/15/23)	150	156,750
4.80%, 03/01/35	50	51,000
6.75%, 12/15/39	50	56,250
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	100	106,580
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	125	131,868
		1,048,678
Oil & Gas — 7.6%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	100	104,250
4.25%, 01/15/44 (Call 07/15/43)(b)	75	73,485
4.38%, 10/15/28 (Call 07/15/28)(b)	150	158,914
4.63%, 11/15/25 (Call 08/15/25)	75	80,625
4.75%, 04/15/43 (Call 10/15/42)(b)	165	169,537
4.88%, 11/15/27 (Call 05/15/27)	125	134,351
5.10%, 09/01/40 (Call 03/01/40)	210	225,225
5.35%, 07/01/49 (Call 01/01/49)	100	105,405
6.00%, 01/15/37	75	86,250
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)	85	90,123
7.25%, 03/14/27 (Call 03/14/22)(a)	105	111,792
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	150	157,273
4.38%, 01/15/28 (Call 10/15/27)	150	166,125
4.50%, 04/15/23 (Call 01/15/23)	145	150,777
4.90%, 06/01/44 (Call 12/01/43)	110	126,927
5.75%, 01/15/31 (Call 07/15/30)(a)	225	271,192
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	50	52,190
5.63%, 10/15/25 (Call 10/15/21)(a)	200	205,000
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(a)	60	61,875
5.75%, 01/30/28 (Call 01/30/23)(a)	150	156,903
6.63%, 07/15/25 (Call 07/15/22)(a)	135	142,762
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	125	126,719
3.13%, 05/15/26 (Call 05/15/23)(a)	85	87,440
3.63%, 05/15/31 (Call 11/15/30)(a)(b)	70	74,144
3.90%, 10/01/27 (Call 07/01/27)	190	205,912
5.00%, 01/15/29	75	84,803
6.63%, 02/01/25 (Call 01/01/25)	125	144,425
7.50%, 02/01/30 (Call 11/01/29)	100	131,345
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	90	91,639
6.00%, 02/01/31 (Call 02/01/26)(a)	105	109,581
6.25%, 11/01/28 (Call 11/01/23)(a)	75	78,281
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/22)(a)	100	103,125
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)(b)	85	86,700
5.88%, 12/01/27 (Call 12/01/22)	85	87,975
6.38%, 07/15/28 (Call 07/15/24)	100	105,723
6.38%, 12/01/42 (Call 06/01/42)	50	49,875
6.88%, 08/15/24 (Call 08/15/21)	95	96,663
7.05%, 05/01/29	25	27,813
Security	Par (000)	Value

Oil & Gas (continued)
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 05/15/22)(a)	$200	$203,250
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	50	50,438
2.90%, 08/15/24 (Call 06/15/24)(b)	250	251,836
3.00%, 02/15/27 (Call 11/15/26)	100	99,250
3.20%, 08/15/26 (Call 06/15/26)(b)	100	99,250
3.40%, 04/15/26 (Call 01/15/26)	100	100,995
3.50%, 06/15/25 (Call 03/15/25)	50	50,938
3.50%, 08/15/29 (Call 05/15/29)	100	99,750
4.10%, 02/15/47 (Call 08/15/46)	50	47,325
4.20%, 03/15/48 (Call 09/15/47)	50	47,875
4.30%, 08/15/39 (Call 02/15/39)	60	59,488
4.40%, 04/15/46 (Call 10/15/45)(b)	100	98,107
4.40%, 08/15/49 (Call 02/15/49)	150	145,360
4.50%, 07/15/44 (Call 01/15/44)	50	49,250
4.63%, 06/15/45 (Call 12/15/44)	75	75,259
5.50%, 12/01/25 (Call 09/01/25)(b)	60	66,000
5.55%, 03/15/26 (Call 12/15/25)	100	109,459
5.88%, 09/01/25 (Call 06/01/25)	50	55,432
6.13%, 01/01/31 (Call 07/01/30)	90	106,322
6.20%, 03/15/40	50	57,875
6.38%, 09/01/28 (Call 03/01/28)	60	69,900
6.45%, 09/15/36	135	162,996
6.60%, 03/15/46 (Call 09/15/45)	100	123,015
6.63%, 09/01/30 (Call 03/01/30)(b)	120	146,400
6.95%, 07/01/24	50	55,750
7.50%, 05/01/31	75	95,250
7.95%, 06/15/39	25	32,500
8.00%, 07/15/25 (Call 04/15/25)(b)	25	29,674
8.50%, 07/15/27 (Call 01/15/27)	25	31,185
8.88%, 07/15/30 (Call 01/15/30)	85	114,685
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	110	124,158
5.63%, 07/01/24	120	132,868
Ovintiv Inc.
6.50%, 08/15/34	115	153,400
6.50%, 02/01/38	75	101,986
6.63%, 08/15/37	75	101,945
7.20%, 11/01/31	50	66,828
7.38%, 11/01/31	85	114,840
8.13%, 09/15/30	50	68,849
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	115	118,301
5.88%, 07/15/27 (Call 07/15/22)(a)	75	79,969
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25
(Call 05/15/22)(a)	190	173,850
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/22)	135	139,466
6.13%, 09/15/24 (Call 09/15/21)	50	50,875
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	125	136,865
7.50%, 04/01/26 (Call 04/01/22)	125	131,851
7.75%, 10/01/27 (Call 10/01/22)	75	80,438
8.38%, 09/15/28(b)	50	55,760
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	145	148,262
5.50%, 02/15/26 (Call 02/15/22)	125	128,594
5.88%, 03/15/28 (Call 03/15/23)	50	52,625
6.00%, 04/15/27 (Call 04/15/22)	75	78,281

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Viper Energy Partners LP, 5.38%, 11/01/27(a)	$100	$104,770
		9,602,739
Oil & Gas Services — 0.1%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	150	160,752
Packaging & Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	100	100,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	50	51,625
5.25%, 04/30/25 (Call 04/30/22)(a)	325	339,207
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	190	188,028
4.00%, 11/15/23	150	159,080
4.88%, 03/15/26 (Call 12/15/25)	125	139,687
5.25%, 07/01/25	130	146,575
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/22)(a)(b)	30	30,600
4.88%, 07/15/26 (Call 07/15/22)(a)	63	66,345
5.63%, 07/15/27 (Call 07/15/22)(a)	75	78,938
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	75	79,313
5.38%, 01/15/28 (Call 01/15/23)(a)	100	105,250
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	144	150,120
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	50	53,645
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/22)	150	155,250
Graphic Packaging International LLC
3.50%, 03/15/28(a)	75	75,938
3.50%, 03/01/29 (Call 09/01/28)(a)	50	49,679
4.75%, 07/15/27 (Call 04/15/27)(a)	50	54,000
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	75	80,063
4.88%, 12/01/22 (Call 09/01/22)(a)	50	51,849
5.13%, 12/01/24 (Call 09/01/24)(a)	75	81,375
5.25%, 04/01/23 (Call 01/01/23)(a)	75	78,944
5.50%, 09/15/25 (Call 06/15/25)(a)	50	55,500
6.88%, 07/15/33(a)	60	76,800
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	135	140,062
		2,587,998
Pharmaceuticals — 1.1%
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	250	257,960
5.50%, 11/01/25 (Call 11/01/21)(a)	265	270,631
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	75	78,938
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	125	133,750
5.90%, 08/28/28 (Call 05/28/28)	100	119,560
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	225	234,513
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)	300	307,623
		1,402,975
Pipelines — 6.8%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	95	96,226
4.13%, 03/01/25 (Call 02/01/25)(a)	70	72,567
4.13%, 12/01/27 (Call 09/01/27)	75	76,500
Security	Par (000)	Value

Pipelines (continued)
4.35%, 10/15/24 (Call 07/15/24)	$75	$78,563
4.50%, 03/01/28 (Call 12/01/27)(a)	60	60,900
5.60%, 10/15/44 (Call 04/15/44)	35	34,541
5.85%, 11/15/43 (Call 05/15/43)	75	75,375
Cheniere Energy Inc., 4.63%, 10/15/28	332	349,988
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	215	227,427
4.50%, 10/01/29 (Call 10/01/24)	225	242,719
5.63%, 10/01/26 (Call 10/01/21)	165	170,381
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	100	102,235
5.75%, 04/01/25 (Call 04/01/22)	75	76,775
6.00%, 02/01/29 (Call 02/01/24)(a)	100	104,000
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	75	76,969
5.13%, 05/15/29 (Call 02/15/29)	100	111,410
5.38%, 07/15/25 (Call 04/15/25)	125	138,125
5.60%, 04/01/44 (Call 10/01/43)	50	57,321
5.63%, 07/15/27 (Call 04/15/27)	100	113,750
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	70	64,750
6.45%, 11/03/36(a)	50	60,000
6.75%, 09/15/37(a)	75	92,438
8.13%, 08/16/30	25	33,313
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	160	164,096
4.38%, 06/15/31 (Call 06/15/26)(a)	145	150,437
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	75	78,014
5.63%, 01/15/28 (Call 07/15/27)(a)	100	105,820
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	100	103,270
4.40%, 04/01/24 (Call 01/01/24)	85	89,310
4.85%, 07/15/26 (Call 04/15/26)	85	88,849
5.05%, 04/01/45 (Call 10/01/44)	50	46,250
5.45%, 06/01/47 (Call 12/01/46)	85	82,450
5.60%, 04/01/44 (Call 10/01/43)	50	48,750
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	50	51,140
4.13%, 12/01/26 (Call 09/01/26)	50	50,498
4.50%, 01/15/29 (Call 07/15/28)(a)	150	151,804
4.75%, 07/15/23 (Call 06/15/23)	80	83,400
4.75%, 01/15/31 (Call 07/15/30)(a)	165	167,887
5.50%, 07/15/28 (Call 04/15/28)	135	146,137
6.00%, 07/01/25 (Call 04/01/25)(a)	100	108,908
6.50%, 07/01/27 (Call 01/01/27)(a)	150	168,375
6.50%, 07/15/48 (Call 01/15/48)	85	93,386
Harvest Midstream I LP, 7.50%, 09/01/28(a)	115	122,967
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	74	77,515
5.63%, 02/15/26 (Call 02/15/22)(a)	150	156,000
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	75	76,031
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/22)(a)	85	87,656
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	75	80,978
5.75%, 10/01/25 (Call 07/01/25)	75	81,750
6.00%, 06/01/26 (Call 03/01/26)	75	81,000
6.38%, 10/01/30 (Call 04/01/30)	95	105,440

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	$75	$78,171
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	75	76,579
4.80%, 05/15/30 (Call 02/15/30)(a)	50	50,868
4.95%, 07/15/29 (Call 04/15/29)(a)	60	61,792
6.88%, 04/15/40(a)	75	78,975
7.50%, 07/15/38(a)	45	49,950
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(a)	100	98,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(a)	75	75,950
5.50%, 01/15/28 (Call 01/15/23)(a)	100	102,250
6.00%, 03/01/27 (Call 03/01/23)(a)	75	77,438
6.00%, 12/31/30 (Call 12/31/25)(a)	115	120,750
7.50%, 10/01/25 (Call 10/01/22)(a)	105	113,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	145	149,888
4.88%, 02/01/31 (Call 02/01/26)(a)	150	162,187
5.00%, 01/15/28 (Call 01/15/23)	105	110,410
5.38%, 02/01/27 (Call 02/01/22)	100	103,625
5.50%, 03/01/30 (Call 03/01/25)	125	137,644
5.88%, 04/15/26 (Call 04/15/22)	145	151,706
6.50%, 07/15/27 (Call 07/15/22)	135	146,644
6.88%, 01/15/29 (Call 01/15/24)	110	123,540
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	55	56,719
4.35%, 02/01/25 (Call 01/01/25)	160	167,600
4.50%, 03/01/28 (Call 12/01/27)	50	53,750
4.65%, 07/01/26 (Call 04/01/26)	75	80,396
4.75%, 08/15/28 (Call 05/15/28)	50	54,246
5.30%, 02/01/30 (Call 11/01/29)	200	224,507
5.30%, 03/01/48 (Call 09/01/47)	105	115,741
5.45%, 04/01/44 (Call 10/01/43)	100	112,250
5.50%, 08/15/48 (Call 02/15/48)	50	55,750
6.50%, 02/01/50 (Call 08/01/49)	150	176,437
		8,532,829
Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	105	104,039
4.38%, 02/01/31 (Call 02/01/26)(a)	100	99,742
5.38%, 08/01/28 (Call 08/01/23)(a)	125	132,344
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	80	82,100
5.00%, 03/01/31 (Call 03/01/26)	100	102,500
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	75	81,293
		602,018
Real Estate Investment Trusts — 4.8%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)	75	73,594
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(a)	150	155,625
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)	75	76,933
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	85	82,981
9.75%, 06/15/25 (Call 06/15/22)	95	104,856
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(b)	$85	$86,303
4.50%, 04/01/25 (Call 01/01/25)(b)	50	53,253
4.50%, 06/01/27 (Call 03/01/27)	85	90,525
4.75%, 12/15/26 (Call 09/15/26)	75	80,894
4.95%, 04/15/28 (Call 01/15/28)	50	54,094
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	75	74,560
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(a)	110	111,472
3.75%, 09/15/30(a)	100	99,560
6.00%, 04/15/25 (Call 04/15/22)(a)	50	52,535
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	160	163,600
4.88%, 09/15/27 (Call 09/15/22)(a)	150	155,437
4.88%, 09/15/29 (Call 09/15/24)(a)	135	141,413
5.00%, 07/15/28 (Call 07/15/23)(a)	75	77,906
5.25%, 03/15/28 (Call 12/27/22)(a)	150	156,750
5.25%, 07/15/30 (Call 07/15/25)(a)	200	213,125
5.63%, 07/15/32 (Call 07/15/26)(a)	100	108,171
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	100	103,681
4.75%, 10/01/24 (Call 07/01/24)	120	127,200
5.50%, 02/15/26 (Call 08/15/22)	50	52,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	100	99,833
4.75%, 06/15/29(a)	95	94,644
5.25%, 10/01/25 (Call 10/01/21)(a)(b)	65	65,975
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	150	153,583
4.50%, 09/01/26 (Call 06/01/26)	100	106,500
4.50%, 01/15/28 (Call 10/15/27)	50	53,000
4.63%, 06/15/25 (Call 03/15/25)(a)	125	132,813
5.63%, 05/01/24 (Call 02/01/24)	150	162,349
5.75%, 02/01/27 (Call 11/01/26)	110	122,925
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	210	215,456
4.63%, 08/01/29 (Call 08/01/24)	100	107,650
5.00%, 10/15/27 (Call 09/07/22)	210	222,293
5.25%, 08/01/26 (Call 08/01/21)	130	133,264
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	65	65,813
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	50	46,875
4.35%, 10/01/24 (Call 09/01/24)	145	145,982
4.38%, 02/15/30 (Call 08/15/29)	60	56,098
4.50%, 06/15/23 (Call 12/15/22)	75	76,688
4.50%, 03/15/25 (Call 09/15/24)	50	49,818
4.65%, 03/15/24 (Call 09/15/23)	75	76,313
4.75%, 10/01/26 (Call 08/01/26)	50	49,063
4.95%, 02/15/27 (Call 08/15/26)	75	73,688
4.95%, 10/01/29 (Call 07/01/29)	60	58,143
5.25%, 02/15/26 (Call 08/15/25)	50	50,375
5.50%, 12/15/27 (Call 09/15/27)(b)	90	95,979
7.50%, 09/15/25 (Call 06/15/25)	125	140,938
Starwood Property Trust Inc., 3.63%, 07/15/26(a)	65	66,056
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	100	101,746
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	150	154,312

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	$145	$152,502
4.25%, 12/01/26 (Call 12/01/22)(a)	203	211,177
4.63%, 12/01/29 (Call 12/01/24)(a)	150	160,500
		5,999,069
Retail — 3.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	120	119,341
3.88%, 01/15/28 (Call 09/15/22)(a)	210	211,795
5.75%, 04/15/25 (Call 04/15/22)(a)	100	105,375
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	50	55,188
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	60	62,175
4.75%, 03/01/30 (Call 03/01/25)	75	79,406
FirstCash Inc., 4.63%, 09/01/28(a)(b)	100	103,967
Gap Inc. (The)
8.38%, 05/15/23(a)	100	111,750
8.63%, 05/15/25 (Call 05/15/22)(a)	125	136,625
8.88%, 05/15/27 (Call 05/15/23)(a)	150	173,062
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	85	87,265
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	110	114,950
L Brands Inc.
5.25%, 02/01/28	75	84,363
6.63%, 10/01/30 (Call 10/01/25)(a)	150	172,875
6.69%, 01/15/27	50	59,313
6.75%, 07/01/36	100	127,500
6.88%, 11/01/35	165	212,231
7.50%, 06/15/29 (Call 06/15/24)	75	86,906
9.38%, 07/01/25(a)(b)	75	97,219
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	125	131,628
4.38%, 01/15/31 (Call 10/15/25)(a)	85	92,701
4.63%, 12/15/27 (Call 12/15/22)(a)	75	79,781
5.25%, 08/01/25 (Call 08/01/21)(a)	25	25,656
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	200	218,000
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	85	84,788
4.75%, 09/15/29 (Call 09/15/24)	75	79,500
5.63%, 05/01/27 (Call 05/01/22)	60	63,225
Penske Automotive Group Inc., 3.75%, 06/15/29
(Call 06/15/24)	75	76,031
QVC Inc.
4.38%, 03/15/23	120	126,121
4.38%, 09/01/28 (Call 06/01/28)	95	97,552
4.45%, 02/15/25 (Call 11/15/24)	65	69,713
4.75%, 02/15/27 (Call 11/15/26)	110	117,920
4.85%, 04/01/24	50	54,188
5.45%, 08/15/34 (Call 02/15/34)	110	116,655
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	85	87,281
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	100	106,250
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	165	168,300
4.63%, 01/31/32 (Call 10/01/26)	165	177,169
4.75%, 01/15/30 (Call 10/15/29)(a)	125	136,875
5.35%, 11/01/43 (Call 05/01/43)	50	54,375
6.88%, 11/15/37	50	64,185
		4,429,200
Security	Par (000)	Value

Semiconductors — 0.9%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	$100	$107,415
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	200	214,375
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	55	56,375
4.38%, 04/15/28 (Call 04/15/23)(a)	75	78,750
Microchip Technology Inc., 4.25%, 09/01/25	185	194,891
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	125	130,213
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	95	98,613
4.38%, 10/15/29 (Call 10/15/24)	125	136,057
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	75	76,040
		1,092,729
Software — 1.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	150	150,308
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	100	105,329
5.00%, 10/15/24 (Call 07/15/24)	75	82,725
5.25%, 05/15/29 (Call 05/15/24)(a)	75	81,563
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26
(Call 02/15/22)(a)	75	79,406
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	100	113,750
J2 Global Inc., 4.63%, 10/15/30(a)	125	132,812
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	110	115,638
3.63%, 11/01/31 (Call 11/01/26)(a)	100	105,710
3.88%, 02/15/31 (Call 06/01/25)(a)	150	159,375
4.00%, 11/15/29 (Call 11/15/24)(a)	160	170,600
5.38%, 05/15/27 (Call 05/15/22)(a)	100	106,125
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	71	73,929
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	150	154,875
5.88%, 06/01/26 (Call 06/01/22)(a)	125	129,075
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	150	154,875
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	50	51,375
4.00%, 02/15/28 (Call 02/15/23)(a)	100	103,375
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	90	92,140
3.88%, 03/15/31 (Call 03/15/26)	70	73,213
		2,236,198
Telecommunications — 8.2%
Embarq Corp., 8.00%, 06/01/36	205	229,600
Hughes Satellite Systems Corp., 5.25%, 08/01/26	135	150,863
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(d)	200	215,500
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	130	126,279
3.75%, 07/15/29 (Call 01/15/24)(a)	150	147,000
4.25%, 07/01/28 (Call 07/01/23)(a)	210	213,806
4.63%, 09/15/27 (Call 09/15/22)(a)	175	181,737
5.25%, 03/15/26 (Call 03/15/22)	100	103,260
5.38%, 05/01/25 (Call 05/01/22)	100	102,180
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	190	195,225
4.50%, 01/15/29 (Call 01/15/24)(a)	160	157,088
5.13%, 12/15/26 (Call 12/15/22)(a)	225	233,847
5.38%, 06/15/29(a)	130	133,250
5.63%, 04/01/25 (Call 01/01/25)	100	108,875
Series G, 6.88%, 01/15/28	50	56,586
Series P, 7.60%, 09/15/39	75	85,472

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Series U, 7.65%, 03/15/42	$75	$84,753
Series W, 6.75%, 12/01/23	50	55,346
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	153	172,082
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	180	187,200
6.25%, 03/25/29 (Call 04/25/24)(a)	180	196,200
Nokia OYJ
4.38%, 06/12/27	145	159,862
6.63%, 05/15/39	60	82,200
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28
(Call 10/01/23)(a)	100	107,117
Sprint Capital Corp.
6.88%, 11/15/28	300	387,033
8.75%, 03/15/32	255	393,051
Sprint Communications Inc., 6.00%, 11/15/22	275	291,096
Sprint Corp.
7.13%, 06/15/24	300	344,925
7.63%, 02/15/25 (Call 11/15/24)	190	223,974
7.63%, 03/01/26 (Call 11/01/25)	180	219,868
7.88%, 09/15/23	510	577,014
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	100	102,298
4.13%, 06/15/29(a)	75	77,269
Telecom Italia Capital SA
6.00%, 09/30/34	160	183,600
6.38%, 11/15/33	145	171,462
7.20%, 07/18/36	150	191,625
7.72%, 06/04/38	150	201,300
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	225	243,979
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	235	237,644
2.25%, 02/15/26 (Call 02/15/23)(a)	85	85,956
2.63%, 04/15/26 (Call 04/15/23)	175	179,156
2.63%, 02/15/29 (Call 02/15/24)	150	150,031
2.88%, 02/15/31 (Call 02/15/26)	180	181,003
3.38%, 04/15/29 (Call 04/15/24)	180	187,414
3.38%, 04/15/29 (Call 04/15/24)(a)	110	114,531
3.50%, 04/15/31 (Call 04/15/26)	193	202,420
3.50%, 04/15/31 (Call 04/15/26)(a)	170	178,297
4.50%, 02/01/26 (Call 02/01/22)	125	127,906
4.75%, 02/01/28 (Call 02/01/23)	225	239,186
5.38%, 04/15/27 (Call 04/15/22)(b)	75	79,406
U.S. Cellular Corp., 6.70%, 12/15/33	90	111,825
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(a)	100	103,875
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	200	198,000
4.75%, 07/15/31(a)	100	102,121
Vodafone Group PLC
3.25%, 06/04/81(d)	75	76,236
4.13%, 06/04/81(d)	150	151,312
5.13%, 06/04/81(d)	125	128,319
7.00%, 04/04/79 (Call 01/04/29)(d)	335	416,176
		10,344,636
Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	$90	$93,618
3.75%, 04/01/29 (Call 04/01/24)(a)	115	121,531
5.88%, 12/15/27 (Call 12/15/22)(a)	75	82,219
		297,368
Transportation — 0.5%
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/23)(a)	100	102,249
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)	110	110,138
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(a)	100	100,420
6.25%, 05/01/25 (Call 05/01/22)(a)	185	196,331
6.75%, 08/15/24 (Call 08/15/21)(a)	150	155,625
		664,763
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25)(a)(d)	100	107,250

Total Corporate Bonds & Notes — 98.9%
(Cost: $121,577,747)		124,505,448

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	7,199	7,202,847
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	780	780,000
		7,982,847

Total Short-Term Investments — 6.4%
(Cost: $7,983,207)		7,982,847

Total Investments in Securities — 105.3%
(Cost: $129,560,954)		132,488,295

Other Assets, Less Liabilities — (5.3)%		(6,614,790)

Net Assets — 100.0%		$125,873,505

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$7,203,740	(a)	$—	$(533)	$(360)	$7,202,847	7,199	$5,271	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	640,000	140,000	(a)	—	—	—	780,000	780	236		—
					$(533)	$(360)	$7,982,847		$5,507		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$124,505,448	$—	$124,505,448
Money Market Funds	7,982,847	—	—	7,982,847
	$7,982,847	$124,505,448	$—	$132,488,295

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
REIT	Real Estate Investment Trust